BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2021
BUSINESS COMBINATIONS [Abstract]
Fair Value of Assets Acquired and Liabilities Assumed
The following table summarizes the preliminary fair value of assets acquired and liabilities assumed as of the acquisition date:

Cash and cash equivalent	$10,437
Other current assets	50,785
Intangible assets	270,025
Goodwill	531,174
Other noncurrent assets	8,432
Total assets acquired	870,853

Current liabilities	66,769
Deferred tax liability, net	52,070
Total liabilities assumed	118,839

Total purchase consideration	$752,014

Intangible Assets and Estimated Useful Lives
The following table summarizes the preliminary estimate of the intangible assets and their estimated useful lives as of the acquisition date:

	Fair Value	Useful life
		(In years)

Merchant/ Network affiliate relationships (1)	$146,547	4.5
Publisher relationships (2)	42,933	4.0
Tradenames (1)	23,997	3.0
Technology (1)	56,548	5.0
Total Intangible assets acquired	$270,025

(1)	Merchant/ Network affiliate relationships, Tradenames and Technology fair values were determined by using the income approach.

(2)	Publisher relationships fair values were determined by using the cost approach.

Pro Forma Information
The unaudited pro forma results have been prepared for illustrative purposes only and are not necessarily indicative of what the actual results of operations of the Company and Connexity, combined, would have been due to any synergies, economies of scale and the assembled workforce of Connexity.

	Year Ended December 31,
	(Unaudited)
	2021	2020

Revenues	$1,433,555	$1,258,214
Net income (loss)	$(50,312)	$(144,146)